Cash flow information - Net debt (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings
Net debt at beginning of the period	£ 253,746	£ 213,087
Net debt cash flow adjustment	(78,339)	31,337
Net debt non-cash adjustment	28,188	9,322
Net debt at end of the period	203,595	253,746
Non-current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the period	486,694	497,630
Net debt non-cash adjustment	19,085	(10,936)
Net debt at end of the period	505,779	486,694
Current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the period	9,074	5,724
Net debt cash flow adjustment	(21,973)	(17,083)
Net debt non-cash adjustment	18,352	20,433
Net debt at end of the period	5,453	9,074
Cash and cash equivalents
Disclosure of detailed information about borrowings
Net debt at beginning of the period	(242,022)	(290,267)
Net debt cash flow adjustment	(56,366)	48,420
Net debt non-cash adjustment	(9,249)	(175)
Net debt at end of the period	£ (307,637)	£ (242,022)